LEASES - Carrying amounts of the right-of-use assets and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Balance at beginning	$ 183.6
Balance at end	317.1	$ 183.6
Lease liabilities
Balance at end	339.8
Land
Right-of-use assets
Balance at beginning	0.2
Balance at end	0.2	0.2
Buildings
Right-of-use assets
Balance at beginning	168.9
Balance at end	302.3	168.9
Machinery and equipment
Right-of-use assets
Balance at beginning	14.5
Balance at end	14.6	14.5
Right-of-use assets
Right-of-use assets
Balance at beginning	183.6
Balance at end	317.1	183.6
Gross carrying amount
Lease liabilities
Balance at beginning	196.5	224.7
Additions, lease liabilities	218.7	45.3
Lease Liability Before Interest And Payments	415.2	270.0
Interest expense		8.5
Payments		(82.0)
Balance at end		196.5
Gross carrying amount | Land
Right-of-use assets
Balance at beginning	0.2	0.2
Balance at end	0.2	0.2
Gross carrying amount | Buildings
Right-of-use assets
Balance at beginning	359.7	357.7
Additions	175.7	47.1
Transfers	(0.8)	(26.2)
Translation differences	4.3	(18.9)
Balance at end	538.9	359.7
Gross carrying amount | Machinery and equipment
Right-of-use assets
Balance at beginning	50.7	53.5
Additions	7.4	3.5
Transfers	(5.1)	(3.2)
Translation differences	2.0	(3.1)
Balance at end	55.0	50.7
Gross carrying amount | Right-of-use assets
Right-of-use assets
Balance at beginning	410.6	411.5
Additions	183.1	50.6
Transfers	(5.9)	(29.4)
Translation differences	6.3	(22.0)
Balance at end	594.1	410.6
Accumulated depreciations
Lease liabilities
Interest expense	12.2
Payments	(87.5)
Accumulated depreciations | Buildings
Right-of-use assets
Balance at beginning	(190.8)	(165.6)
Additions	79.0	65.4
Transfers	(35.5)	(31.3)
Translation differences	2.2	(8.8)
Balance at end		(190.8)
Accumulated depreciations | Machinery and equipment
Right-of-use assets
Balance at beginning	(36.2)	(34.1)
Additions	8.4	7.9
Transfers	(5.6)	(3.9)
Translation differences	1.4	(2.0)
Balance at end		(36.2)
Accumulated depreciations | Right-of-use assets
Right-of-use assets
Balance at beginning	(227.0)	(199.7)
Additions	87.4	73.3
Transfers	(41.1)	(35.2)
Translation differences	$ 3.7	(10.8)
Balance at end		$ (227.0)